Income Taxes - Summary Of Current And Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses and reserves	$ 4,757	$ 1,871
Stock-based compensation	1,955	1,134
Tax credit carryforwards	2,526	183
Federal benefit from state taxes	1,047	553
Net operating loss	3,787	2,959
Interest rate swap	0	1,171
Embedded derivative	(1,303)	0
Identified intangibles	8,996	6,028
Operating Lease Liability	20,551	3,785
Valuation allowance	(531)	0
Total deferred tax assets	41,785	17,684
Deferred tax liabilities:
Depreciation and amortization	(6,857)	(8,419)
Operating lease right-of-use assets	(20,345)	(3,270)
Total deferred tax liabilities	(27,202)	(11,689)
Net deferred tax assets	$ 14,583	$ 5,995